Basis of Preparation - Schedule of Estimated Useful Lives And Depreciation Rates (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Bottom of range [member] | Engineering equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated lives/ Declining balance	5 years	20 percent
Bottom of range [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated lives/ Declining balance	5 years	20 percent
Bottom of range [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated lives/ Declining balance	5 years	10 percent
Top of range [member] | Engineering equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated lives/ Declining balance	10 years	30 percent
Top of range [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated lives/ Declining balance	10 years	30 percent
Top of range [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated lives/ Declining balance	50 years	30 percent